Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
L&F milestone payment liability		$ 500,000		$ 1,500,000		$ 1,500,000
L&F Note			[1]	(351,579)	[1]	(351,579)
L&F, net		500,000		1,148,421		1,148,421
Payroll accrual		528,049		584,226
Other accrued expenses		104,369		214,229
Federal income tax payable		129,922		106,683
Accrued interest						748,767
Deferred rent						16,913
Total accrued expenses and other current liabilities		2,281,026		2,053,559		$ 1,914,101
Bonus accrual		998,778
Registration delay liability	[2]	$ 19,908

[1]	See Note 8 – “Commitments and Contingencies” for details of the forgiveness of the L&F Note.
[2]	See Note 9 – “Stockholders’ Permanent and Temporary Equity” for details of the registration delay liability.